Schedule of Allocation of the purchase price as of the Micasense Acquistion Date (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 18, 2021	Apr. 19, 2021	Jan. 27, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Current liabilities			$ 10,061,501
Defined benefit plan obligation		3,299,621	4,209,784
Goodwill	$ 21,679,411	$ 23,179,411	$ 64,867,282				$ 3,108,000
Mica Sense Inc [Member]
Business Acquisition [Line Items]
Net purchase price						$ 23,375,681
Current liabilities						702,925
Deferred revenue						319,422
Other tangible liabilities						272,927
Defined benefit plan obligation						278,823
Debt assumed at close						2,461,721
Fair value of liabilities assumed						702,925
Cash						885,273
Other tangible assets						1,165,666
Identifiable intangible assets						3,061,803
Fair value of assets acquired						5,112,742
Net nonoperating assets						25,000
Adjustments for seller transaction expenses related to purchase price allocation						32,032
Goodwill						18,972,896
Fair value of liabilities assumed						702,925
Fair value of assets acquired						$ 5,112,742
Measure Global Inc [Member]
Business Acquisition [Line Items]
Net purchase price					$ 45,403,394
Deferred revenue					319,422
Other tangible liabilities					272,927
Fair value of liabilities assumed					592,349
Cash					486,544
Other tangible assets					312,005
Identifiable intangible assets					2,668,689
Fair value of assets acquired					3,467,238
Net nonoperating assets					39,775
Goodwill					42,488,730
Fair value of liabilities assumed					592,349
Fair value of assets acquired					$ 3,467,238
Sense Fly SA [Member]
Business Acquisition [Line Items]
Net purchase price				$ 20,774,526
Current liabilities				3,913,386
Defined benefit plan obligation				278,823
Debt assumed at close				2,461,721
Fair value of liabilities assumed				6,653,930
Cash				859,044
Other tangible assets				6,327,641
Identifiable intangible assets				7,335,570
Fair value of assets acquired				14,522,255
Net nonoperating assets				250,624
Goodwill				12,655,577
Fair value of liabilities assumed				6,653,930
Fair value of assets acquired				$ 14,522,255